The Separation and the Distribution, Basis of Presentation Description of Business and Summary of Significant Accounting Policies - Narrative (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 01, 2013	Jun. 30, 2013 Senior Subordinated Notes	May 01, 2013 Retail - Canada	Nov. 30, 2012 Valero Energy Corporation	Jun. 30, 2013 Line of Credit	Jun. 30, 2013 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility
Cost of sales vendor allowances accrued rebates		$ 62,000,000	$ 70,000,000		$ 63,000,000
Separation and Distribution
Spinoff transaction, ownership percentage by parent company stockholders			80.00%			80.00%
Equity method investment, ownership percentage						20.00%
Long-term debt	1,050,000,000
Notes payable			0				550,000,000
Line of credit facility, maximum borrowing capacity	800,000,000									500,000,000	300,000,000	0
Letters of credit outstanding, amount											(3,000,000)	0
Goodwill	18,000,000
Deferred tax assets, net								115,000,000
Deferred state and local income tax expense (benefit)	7,000,000		0	1,000,000	1,000,000
Basis of Presentation
Common stock shares issued	75,397,241								1,000
Common stock, par or stated value per share	$ 0.01								$ 0.01
Common stock, value issued	$ 1,000,000		$ 0						$ 10